Note 16 - Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries joint ventures and associates

16. Investments in joint ventures and associates

16.1 Joint ventures and associates

The breakdown of the balance of “Investments in joint ventures and associates” in the accompanying consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2019	2018	2017
Joint ventures
Altura Markets S.V., S.A.	73	69	64
RCI Colombia	37	32	19
Desarrollo Metropolitanos del Sur, S.L.	14	13	12
Other	30	59	160
Subtotal	154	173	256
Associates
Divarian Propiedad, S.A.U.	630	591	-
Metrovacesa, S.A.	443	508	697
ATOM Bank PLC	136	138	66
Solarisbank AG	36	37	-
Cofides	23	22	21
Redsys servicios de procesamiento, S.L.	14	12	10
Servicios Electrónicos Globales S.A. de CV	11	9	6
Other	41	88	533
Subtotal	1,334	1,405	1,332
Total	1,488	1,578	1,588

Details of the joint ventures and associates as of December 31, 2019 are shown in Appendix II.

The following is a summary of the changes in the in December 31, 2019, 2018 and 2017 under this heading in the accompanying consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		1,578	1,588	765
Acquisitions and capital increases		161	309	868
Disposals and capital reductions		(149)	(516)	(8)
Transfers and changes of consolidation method		(27)	211	-
Share of profit and loss	39	(42)	(7)	4
Exchange differences		10	2	(29)
Dividends, valuation adjustments and others		(43)	(8)	(12)
Balance at the end		1,488	1,578	1,588

The variation during the year 2017 was mainly explained by the increase of BBVA Group stakes in Testa Residencial, S.A. and Metrovacesa Suelo y Promoción, S.A. through its contribution to the capital increases carried out by both entities by contributing assets from the Bank’s real estate assets (see Note 21).

The variation during the year 2018 was mainly explained by the decrease of BBVA Group stakes in Testa Residencial, S.A., Metrovacesa Suelo y Promoción, S.A. and the contribution of assets and subsequent sale to Cerberus of 80% of the capital stake in Divarian Propiedad, S.A.U., (see Note 3 and Appendix III).

During the year 2019, there was no significant change in the heading “Investment in joint ventures and associates”.

Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with article 155 of the Corporations Act and article 53 of the Securities Market Act 24/1988.

16.2 Other information about associates and joint ventures

If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.

As of December 31, 2019, 2018 and 2017 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).

As of December 31, 2019, 2018 and 2017 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).

16.3 Impairment

As described in IAS 36, when there is indicator of impairment, the book value of the associates and joint venture entities should be compared with their recoverable amount, being the latter calculated as the higher between the value in use and the fair value minus the cost of sale. As of December 31, 2019, 2018 and 2017, there were no significant impairments recognized.